SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2025
Subsequent Events
SUBSEQUENT EVENTS

NOTE 22. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through January 12, 2026 the date on which the condensed consolidated financial statements were available to be issued. Except as disclosed below and in Notes 8 and 17, “Commitments and Contingent Liabilities,” no other items were identified which required disclosure in these condensed consolidated financial statements.

On July 31, 2025, the Company entered into an At The Market Offering Agreement, or the Sales Agreement, with Chardan Capital Markets, LLC, or the Sales Agent, relating to the Company’s ordinary shares. In accordance with the terms of the Sales Agreement, the Company may offer and sell its ordinary shares from time to time through the Sales Agent, acting as sales agent or principal. On October 8, 2025, the Company filed with the SEC a prospectus supplement for the offer and sale of up to $18,473,482 of ordinary shares pursuant to the Sales Agreement. On November 25, 2025, the Company filed with the SEC a prospectus supplement for the offer and sale of up to $15,307,818 of ordinary shares. As of the date of these condensed consolidated financial statements, 2,569,000 shares were issued under these prospectus supplements raising proceeds of $11,209,414.

In October 2025, Andrea Park, the former Chief Financial Officer, left the Company. She was succeeded by Wes Levitt, the current Chief Financial Officer.

As of September 30, 2025, the Company owned approximately 48.9% of the outstanding shares of Stimunity, S.A. (“Stimunity”), the subsidiary on which the PORT-5 platform is managed, via our wholly-owned subsidiary iOx. During Fiscal 2024 the Company decided not to further fund Stimunity’s operations and wrote-down the remaining balance of our investment of $1.0 million to nil as of March 31, 2024. On December 3, 2025, the Company agreed to sell back our 48.9% interest back to Stimunity for a token consideration of 1 EUR in order to facilitate an orderly wind-down of Stimunity.

On December 3, 2025, the Company filed a shelf registration statement with the SEC in order to sell up to $420,690,000 of ordinary shares, debt securities, warrants and units in one or more offerings from time to time, which became effective on December 11, 2025 ( the “December 2025 Registration Statement”).

In connection with the Company’s September 2025 private placement financing (the “Sept. 2025 Private Placement Financing”), the Company entered into certain Side Letter Agreements (each, a “Side Letter”) with certain investors in the Sept. 2025 Private Placement Financing. The Side Letters granted an irrevocable right and option to these investors to require the Company to repurchase all the ordinary shares of the Company (“Ordinary Shares”) received by the respective investor in exchange for the consideration initially provided by the respective investor to the Company (the “Put Option”). The period in which the Put Option may be exercised varies from six to twelve months, depending on the investor, after the September 25, 2025 closing of the Sept. 2025 Private Placement Financing. On December 8, 2025, one of these investors exercised its Put Option, obligating the Company to transfer to the investor 1,230,590.71 locked TON tokens and 187,515.21 liquid TON tokens (which represents the consideration initially provided by this investor to the Company), with no adjustment for value, in exchange for the repurchase by the Company of the 658,644 Ordinary Shares received by this investor in the Sept. 2025 Private Placement Financing.

On December 11, 2025 the Company signed an enterprise colocation service agreement (the “Colo Agreement”) with atNorth AB (“atNorth”) to deploy the Company’s GPU hardware to atNorth’s data center located in Kista, Sweden. The Colo Agreement provides 2,230 kW of power across two data halls at the price of 135 euros/kW, totaling 301,050 euros per month. The agreement’s commencement date is February 1, 2026, and extends for 60 months after which it automatically extends for successive 12 month periods unless 6 months’ notice is provided by either party. A security deposit of 1,806,300 EUR is due no later than 4 weeks prior to the commencement date, and if the deposit is not made by then, the commencement date will be postponed until it is made. The Company has a Right of First Refusal to procure up to an additional 2,100 kW of power for a period of 90 days from the signing of the Colo Agreement.

On December 19, 2025, Alexander Pickett notified the Company of his decision to resign from the board of directors of the Company, effective immediately.

On November 25, 2025, the Company filed with the Securities and Exchange Commission (the “SEC”) a prospectus supplement (the “ATM Prospectus”) for the offer and sale of up to $15,307,818 of ordinary shares (the “Shares”) pursuant to an At-The Market-Offering Agreement (the “ATM Agreement”), with Chardan Capital Markets, LLC (“Chardan”), dated July 31, 2025. The ATM Agreement with Chardan was terminated on December 24, 2025. The termination was effective immediately.

On December 30, 2025, the Company entered into that certain Settlement Agreement and Release (the “Settlement Agreement”), by and between the Company and DWF MaaS Limited (“DWF”). The Settlement Agreement resolves certain disputes over the rights and obligations related to that certain Treasury Management Agreement, dated as of August 25, 2025 (the “Treasury Management Agreement”), by and between the Company and DWF, pursuant to which the Company appointed DWF to manage and implement a portion of the Company’s TON treasury strategy. On September 25, 2025, DWF subscribed for (i) 105,000 ordinary shares (the “Shares”) of the Company, no par value per share (the “Ordinary Shares”), and (ii) pre-funded warrants to purchase up to 2,513,240 Ordinary Shares (the “Pre-Funded Warrants” and together with the Shares, the “Repurchase Securities”), in exchange for consideration of USD1 $15,000,000, in each case pursuant to that certain Securities Purchase Agreement, dated as of September 2, 2025, by and between the Company and certain investors party thereto (including DWF). Also on September 25, 2025, pursuant to the terms of the Treasury Management Agreement, the Company and DWF entered into that certain Ordinary Share Issuance Agreement (the “Restricted Share Agreement”), pursuant to which the Company issued 160,000 Ordinary Shares (the “Restricted Shares”) to DWF, with such Restricted Shares vesting linearly over a three (3) year period from the date of issuance. Pursuant to the Settlement Agreement, the Company agreed to: (i) purchase the Repurchase Securities from DWF for an aggregate amount of USD1 $15,000,000 (or whatever amount remains in the digital wallet used to fund the initial deposit pursuant to the Treasury Management Agreement); (ii) remove the vesting restrictions applicable to the Restricted Shares; and (iii) pay DWF USD $35,000. As part of the Settlement Agreement, the Company and DWF each agreed to a mutual full release of claims. Further, the Treasury Management Agreement and the Restricted Share Agreement shall be terminated and no longer enforceable.

On January 5, 2026, the Company signed an agreement with Vertical Data Inc. to acquire 72 Dell XE9780-B300 Servers containing a total of 576 GPUs along with associated required networking equipment, at a total cost of $40.9 million. On the same day a deposit of $2 million was made, with a further $6 million in deposits required to be made by January 31, 2026 in order to maintain the current pricing and delivery timeline. The remaining cost of the acquisition will be funded via a GPU equipment financing lender. The anticipated asset-backed loan will be non-recourse to the Company. The servers are projected to be delivered and installed in atNorth’s Kista, Sweden data center in Q1 2026.